Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Common Stock for Services

In July 2022, the Company issued 12,857,143 shares of its common stock to a consultant for services rendered. The Company issued 12,857,143 shares of the Company’s common stock valued at approximately $0.0006 per share or $9,000, being the closing price of the stock on the date of grant to such consultant.

Convertible Note Payable

On July 11, 2022, the Company entered into an 8% convertible note in the amount of $80,000 less legal and financing costs of $4,250 for net proceeds of $50,000 with 1800 Diagonal Lending LLC formerly known as Sixth Street Lending, LLC. The principal and accrued interest is payable on or before July 11, 2023. The note may not be prepaid except under certain conditions. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. At the option of the Holder, but not before 180 days from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The conversion price shall mean 65% multiplied by the average two lowest trading price (representing a discount rate of 35%) during the previous 15 trading day period ending on the latest complete trading day prior to the date of this note. During the first 90 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under this note together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 120% to 125% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

Conversion of Series D Preferred Stock

In July 2022, the Company received a notice of conversion from two holders in the aggregate of 145,000 shares of Series D Convertible Preferred Stock and related accrued dividends of $3,772 converting into 297,543,150 shares of the Company’s common stock.

Note 15 - Subsequent Events

Common Stock for Debt Conversion

From January 2022 through March 2022, the Company issued an aggregate of 1,314,342,897 shares of its common stock at an average contractual conversion price of approximately $0.001 as a result of the conversion of principal, accrued interest, conversion fees of $1,229,018 and incurred additional interest expense of $35,976 for a total of $1,264,995 underlying certain outstanding convertible notes converted during such period.

In February 2022, the Company issued an aggregate of 98,334,176 shares of its common stock at an average conversion price of approximately $0.002 as a result of the conversion of principal, accrued interest and conversion fees of $62,978 and incurred additional interest expense of $161,225 for a total of $224,203 underlying certain outstanding loans payable converted during such period. The 98,334,176 shares of common stock had a fair value of $224,203, or $0.002 per share, based on the quoted trading price on the date of grant.

Preferred Stock

Certificate of Designation of Series D 3% Convertible Preferred Stock

On January 4, 2022, the Company filed a Certificate of Designation for Series D Convertible Preferred Stock with the Wyoming Secretary of State, designating 2,500,000 shares of preferred stock as Series D Convertible Preferred Stock. In February 2022, the Company filed an Amended and Restated Certificate of Designation, Preference and Rights of the Series D Convertible Preferred Stock. The Company amended and cancelled the mandatory provision and also amended the fixed conversion price from $0.001 to $0.0008.

Designation. The Company has designated 2,500,000 shares of preferred stock as Series D Convertible Preferred Stock. Each share of Series D Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $1.00.

Dividends. Each share of Series D Convertible Preferred Stock is entitled to an annual dividend equal to 3% of the stated value which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an event of default, the dividend rate shall automatically increase to 18%.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or upon any deemed liquidation event, after payment or provision for payment of debts and other liabilities of the Company and after payment or provision for ay liquidation preference payable to the holders of any preferred stock ranking senior upon liquidation to the Series D Preferred Stock, if any, but prior to any distribution or payment made to the holders of common stock or the holders of the preferred stock ranking junior upon liquidation to the Series D Preferred Stock, the holders will be entitled to be paid out of the assets of the Company available for distribution an amount equal to the stated value plus any accrued but unpaid dividends, default adjustment, if applicable, and any other fees.

Voting Rights. Except as set forth in the Certificate of Designation, the Series D Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote. With respect to any voting rights of the Series D Preferred Stock, the Series D Preferred Stock shall vote as a class, each share of Series D Preferred Stock shall have one vote on any such matter, and any such approval may be given via a written consent in lieu of a meeting of the Series D Holders.

Conversion price. The conversion price (the “Conversion Price”) shall equal the fixed conversion price equal to $0.0008 (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). Notwithstanding anything contained herein to the contrary, in the event that, following the date of issuance of the Series D Preferred Stock, the Company consummates a financing of at least $7,500,000, in the aggregate, in one offering or a series of offerings (debt or equity or a combination), the Conversion Price shall be reset to the Variable Conversion Price. The “Variable Conversion Price” shall mean 65% multiplied by the market price (representing a discount rate of 35%). Market price means the average of the lowest trading prices for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.

Between January 2022 and February 2022, the Company sold an aggregate of 855,000 shares of Series D Convertible Preferred Stock for total net proceeds of $815,000 after deducting legal and financing cost of $10,000 or approximately $0.96 per share. In connection with the issuance of these Series D Convertible Preferred Stock, the Company shall recognize deemed dividend upon issuance.